Reverse Recapitalization - Summary of Number of Shares of Common Stock Issued Immediately Following The Consummation of The Business Combination (Detail) - shares		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Feb. 13, 2021	Dec. 31, 2020
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Common shares, shares outstanding		129,613,549	57,020,151		55,769,556
Total		83,412,347
Total Shares from Business Combination and PIPE Financing		11,927,204
Legacy Quanergy Shares [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Total	[1]	71,485,143
PIPE [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Total		3,695,000
Shares Issued Immediately following the consummation of the Business Combination [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Total		83,412,347
Common Class A [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Less: redemption of CCAC Class A Ordinary Shares		(26,267,796)
Common Class A [Member] | Prior to Business Combination [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Common shares, shares outstanding		27,600,000		27,600,000
Common Class B [Member] | Prior to Business Combination [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Common shares, shares outstanding		6,900,000

[1]	The number of Legacy Quanergy shares was determined as follows: